Pay vs Performance Disclosure shares in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 11, 2025	Dec. 31, 2025	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO - Tyler S. Farquharson (1)(3)	Summary Compensation Table Total for PEO - Luke C. Brandenberg (1)(3)	Compensation Actually Paid to PEO - Tyler S. Farquharson (1) (3)	Compensation Actually Paid to PEO - Luke C. Brandenberg (1) (3)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(2) (3)	Value of Initial Fixed $100 Investment Based On:
							TSR(4)	Peer Group TSR(5)	Net Income ($ in millions)	Adjusted EBITDAX(6) ($ in millions)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$4,956,370	$2,500,956	$3,767,551	$1,375,202	$1,439,668	$1,173,620	$64.72	$100.32	$24.4	$315.0
2024		$1,461,306		$1,460,875	$1,143,831	$1,147,557	$82.23	$102.52	$18.8	$290.8
2023		$1,223,534		$1,096,682	$1,031,779	$954,932	$71.55	$103.56	$81.1	$305.4

Company Selected Measure Name			Adjusted EBITDAX
Named Executive Officers, Footnote			The PEO NEOs for each year are as follows: (i) for 2025, Mr. Brandenberg stepped down from his role as President and Chief Executive Officer on June 11, 2025, and Mr. Farquharson was promoted to the position of President and Chief Executive Officer on June 12, 2025; (ii) for 2023 and 2024, Mr. Brandenberg.The non-PEO NEOs for each year are as follows: (i) for 2025, Kimberly A. Weimer; (ii) for 2023 and 2024, Tyler S. Farquharson.
Peer Group Issuers, Footnote			The peer group used for this TSR calculation is the SPDR S&P Oil & Gas Exploration & Production ETF (the “XOP”), which is the industry index as disclosed in our 2025 Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K.
Adjustment To PEO Compensation, Footnote

	2025(1)	2025(2)	2024(2)	2023(2)
PEOS SUMMARY COMPENSATION TABLE TOTALS	$4,956,370	$2,500,956	$1,461,306	$1,223,534
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(4,095,585)	(533,678)	(589,251)	(517,534)
Fair value at year-end of equity awards granted during the year that remain unvested as of year-end	2,994,474	—	531,645	332,394
Fair value at vesting date of equity awards granted during the year that vested during the year	18,616	25,855	35,937	53,903
Change in fair value of equity awards granted in prior years that were outstanding and unvested as of the end of the year	(114,268)	—	5,890	—
Change in fair value of equity awards granted in prior years that vested during the year	(42,487)	(41,323)	4,156	—
Equity awards granted in prior years that were forfeited during the year	—	(584,302)	—	—
Dividends paid on restricted stock prior to the vesting date	50,431	7,694	11,192	4,385
Total Equity Award Related Adjustments	(1,188,819)	(1,125,754)	(431)	(126,852)
COMPENSATION ACTUALLY PAID TOTALS	$3,767,551	$1,375,202	$1,460,875	$1,096,682

Non-PEO NEO Average Total Compensation Amount			$ 1,439,668	$ 1,143,831	$ 1,031,779
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,173,620	1,147,557	954,932
Adjustment to Non-PEO NEO Compensation Footnote

	2025(1)	2024(2)	2023(2)
NON-PEO NEOS SUMMARY COMPENSATION TABLE TOTALS	$1,439,668	$1,143,831	$1,031,779
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(1,032,835)	(424,271)	(467,529)
Fair value at year-end of equity awards granted during the year that remain unvested as of year-end	767,951	382,790	332,394
Fair value at vesting date of equity awards granted during the year that vested during the year	—	25,875	53,903
Change in fair value of equity awards granted in prior years that were outstanding and unvested as of the end of the year	(15,974)	5,890	—
Change in fair value of equity awards granted in prior years that vested during the year	(5,309)	4,156	—
Equity awards granted in prior years that were forfeited during the year	—	—	—
Dividends paid on restricted stock prior to the vesting date	20,119	9,286	4,385
Total Equity Award Related Adjustments	(266,048)	3,726	(76,847)
AVERAGE COMPENSATION ACTUALLY PAID TOTALS	$1,173,620	$1,147,557	$954,932

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Adjusted EBITDAX
Consolidated Net Debt to Adjusted EBITDAX Ratio
Production Growth
Relative TSR vs. Peer Group
Return on Capital Employed

Total Shareholder Return Amount			$ 64.72	82.23	71.55
Peer Group Total Shareholder Return Amount			100.32	102.52	103.56
Net Income (Loss)			$ 24,400,000	$ 18,800,000	$ 81,100,000
Company Selected Measure Amount | shares			315.0	290.8	305.4
PEO Name	Mr. Brandenberg	Mr. Farquharson		Mr. Brandenberg	Mr. Brandenberg
Additional 402(v) Disclosure			A reconciliation of Total Compensation from the Summary Compensation Table to CAP to our PEO NEOs and our non-PEO NEOs (as an average) for 2025, 2024, and 2023 is shown below:TSR is calculated based on a fixed investment of one hundred dollars measured from the market close on December 30, 2022 (the last trading day of 2022) through and including the end of the fiscal year for each year reported in the table.Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we used to link CAP to our NEOs for 2025 to our company’s performance, is Adjusted EBITDAX. We define Adjusted EBITDAX as net income before depletion and accretion expense, unrealized (gain) loss on derivatives - commodity derivatives, interest expense, non-cash stock-based compensation, income tax expense, impairments of long-lived assets, (gain) loss on equity investments and other, net. See Appendix B for additional information on our Adjusted EBITDAX calculation.Represents PEO compensation for Mr. Farquharson.Represents PEO compensation for Mr. Brandenberg.Represents non-PEO compensation for Ms. Weimer.Represents non-PEO compensation for Mr. Farquharson.
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDAX
Measure:: 2
Pay vs Performance Disclosure
Name			Consolidated Net Debt to Adjusted EBITDAX Ratio
Measure:: 3
Pay vs Performance Disclosure
Name			Production Growth
Measure:: 4
Pay vs Performance Disclosure
Name			Relative TSR vs. Peer Group
Measure:: 5
Pay vs Performance Disclosure
Name			Return on Capital Employed
Tyler S. Farquharson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 4,956,370
PEO Actually Paid Compensation Amount			3,767,551
Non-PEO NEO Average Total Compensation Amount				$ 1,143,831	$ 1,031,779
Non-PEO NEO Average Compensation Actually Paid Amount				1,147,557	954,932
Luke C. Brandenberg [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			2,500,956	1,461,306	1,223,534
PEO Actually Paid Compensation Amount			1,375,202	1,460,875	1,096,682
Kimberly A. Weimer [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount			1,439,668
Non-PEO NEO Average Compensation Actually Paid Amount			1,173,620
PEO | Tyler S. Farquharson [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,188,819)
PEO | Tyler S. Farquharson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,095,585)
PEO | Tyler S. Farquharson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,994,474
PEO | Tyler S. Farquharson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(114,268)
PEO | Tyler S. Farquharson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			18,616
PEO | Tyler S. Farquharson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(42,487)
PEO | Tyler S. Farquharson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Tyler S. Farquharson [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			50,431
PEO | Luke C. Brandenberg [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,125,754)	(431)	(126,852)
PEO | Luke C. Brandenberg [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(533,678)	(589,251)	(517,534)
PEO | Luke C. Brandenberg [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	531,645	332,394
PEO | Luke C. Brandenberg [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	5,890	0
PEO | Luke C. Brandenberg [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			25,855	35,937	53,903
PEO | Luke C. Brandenberg [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(41,323)	4,156	0
PEO | Luke C. Brandenberg [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(584,302)	0	0
PEO | Luke C. Brandenberg [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,694	11,192	4,385
Non-PEO NEO | Tyler S. Farquharson [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,726	(76,847)
Non-PEO NEO | Tyler S. Farquharson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(424,271)	(467,529)
Non-PEO NEO | Tyler S. Farquharson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				382,790	332,394
Non-PEO NEO | Tyler S. Farquharson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				5,890	0
Non-PEO NEO | Tyler S. Farquharson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				25,875	53,903
Non-PEO NEO | Tyler S. Farquharson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,156	0
Non-PEO NEO | Tyler S. Farquharson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
Non-PEO NEO | Tyler S. Farquharson [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 9,286	$ 4,385
Non-PEO NEO | Kimberly A. Weimer [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(266,048)
Non-PEO NEO | Kimberly A. Weimer [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,032,835)
Non-PEO NEO | Kimberly A. Weimer [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			767,951
Non-PEO NEO | Kimberly A. Weimer [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(15,974)
Non-PEO NEO | Kimberly A. Weimer [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Kimberly A. Weimer [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,309)
Non-PEO NEO | Kimberly A. Weimer [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Kimberly A. Weimer [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 20,119